Subscriptions and Redemptions - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 16,726,091	$ 17,657,537	$ 22,962,184	$ 18,316,575
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount		1,000	1,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount		$ 10,000	$ 5,000